PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	September 30, 2020	December 31, 2019
Furniture and Fixtures	$57,812	$52,450
Computers and Software	17,500	14,225
Machinery & Equipment	74,434	50,187
Vehicles	67,450	46,200
Less: Accumulated Depreciation	(45,434)	(20,656)
Property, plant and equipment, net	$171,762	$142,406

Depreciation for the three months ended September 30, 2020 and 2019, was approximately $9,248 and $4,230 respectively, and for the nine months ended September 30, 2020 and 2019, was approximately $24,778 and $8,924, respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31:

	2019	2018
Furniture and Fixtures	$52,450	$24,912
Computers and Software	14,225	7,007
Machinery & Equipment	50,187	3,457
Vehicles	46,200	-
	$163,062	$35,376
Less: Accumulated Depreciation	(20,656)	(3,428)
Property, plant and equipment, net	$142,406	$31,948

Depreciation for the years ended December 31, 2019 and 2018, was $56,937 and $2,987, respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.